EXHIBIT 99.13	ERNST & YOUNG LLP REPORT OF INDEPENDENT ACCOUNTANTS ON APPLYING AGREED-UPON PROCEDURES

Sequoia Mortgage Trust 2018-8

Mortgage Pass-Through Certificates, Series 2018-8

Sample Mortgage Loan Agreed-Upon Procedures

Report To:

RWT Holdings, Inc.

Sequoia Residential Funding, Inc.

26 September 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

RWT Holdings, Inc.

Sequoia Residential Funding, Inc.

8310 South Valley Highway, Suite 425

Englewood, Colorado 80112

Re:	Sequoia Mortgage Trust 2018-8 (the “Issuing Entity”)

Mortgage Pass-Through Certificates, Series 2018-8 (the “Certificates”)

Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by RWT Holdings, Inc. (the “Sponsor”), Sequoia Residential Funding, Inc. (the “Depositor”), Wells Fargo Securities, LLC (“Wells Fargo”), Morgan Stanley & Co. LLC (“Morgan Stanley”) and Stifel, Nicolaus & Company, Incorporated (“Stifel,” together with the Sponsor, Depositor, Wells Fargo and Morgan Stanley, the “Specified Parties”) solely to assist the Depositor with respect to certain information relating to a pool of fixed rate mortgage loans (the “Mortgage Loans”) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “SEMT 18-8 initial.xlsx” (the “Base Preliminary Loan Listing File”) that the Sponsor, on behalf of the Depositor, indicated contains a list of identification numbers (each, a “Redwood Loan Number”) corresponding to certain mortgage loans (the “Loan Listing Base Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans,
ii.	Labeled “SEMT_2018-8_20180914(Auditors).xlsx” and the corresponding record layout and decode information (the “Base Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Loan Listing Base Preliminary Mortgage Loans as of 1 October 2018 (the “Cut-off Date”),
iii.	Labeled “SEMT 2018-8 Final Population 2018 09 19.xlsx” (the “Preliminary Loan Listing File”) that the Sponsor, on behalf of the Depositor, indicated contains a list of identification numbers (each, a “Loan Number”) corresponding to certain mortgage loans (the “Base Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans,

a. (continued)

iv.	Labeled “SEMT 2018-8 Final Final Population 2018 09 20 (1).xlsx” (the “Loan Listing File,” together with the Base Preliminary Loan Listing File and Preliminary Loan Listing File, the “Provided Loan Listing Files”) that the Sponsor, on behalf of the Depositor, indicated contains:
(a)	A list of Redwood Loan Numbers corresponding to certain mortgage loans (the “Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans, and
(b)	A list of Redwood Loan Numbers corresponding to the Loan Numbers of the Base Preliminary Mortgage Loans, as shown on the Preliminary Loan Listing File,
v.	Labeled “SEMT_2018-8_20180920(Auditors)_v2 (pending review).xlsx” and the corresponding record layout and decode information (the “Additional Base Preliminary Data File 1”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain Preliminary Mortgage Loans as of the Cut-off Date and
vi.	Labeled “SEMT 2018-8 Tape Sample 2 Remaining.xlsx” and the corresponding record layout and decode information (the “Additional Base Preliminary Data File 2,” together with the Base Preliminary Data File and Additional Base Preliminary Data File 1, the ”Provided Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain Preliminary Mortgage Loans as of the Cut-off Date,
b.	Imaged copies of the:
i.	Promissory note (the “Promissory Note”),
ii.	Loan application (the “Loan Application”),
iii.	Appraisal report (the “Appraisal”),
iv.	Escrow holdback approval form (the “Escrow Holdback Approval Form”),
v.	Loan approval worksheet (the “Loan Approval Worksheet”),
vi.	Credit report (the “Credit Report”),
vii.	Settlement statement, refinance statement or closing disclosure (collectively and as applicable, the “Settlement Statement”) and/or
viii.	Underwriting summary (the “Underwriting Summary,” together with the Promissory Note, Loan Application, Appraisal, Escrow Holdback Approval Form, Loan Approval Worksheet, Credit Report and Settlement Statement, the “Source Documents”)

that the Sponsor, on behalf of the Depositor, indicated relate to the Sample 1 Mortgage Loans, Sample 2 Mortgage Loans and Sample 3 Mortgage Loans (all as defined in Attachment A) (collectively, the “Sample Mortgage Loans”),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Loan Listing Files, Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Preliminary Data File or Updated Preliminary Loan Listing File (as defined in Attachment A). We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Loan Listing Files, Provided Data Files, Source Documents, Updated Preliminary Loan Listing File or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Loan Listing Base Preliminary Mortgage Loans, Base Preliminary Mortgage Loans, Preliminary Mortgage Loans or Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

26 September 2018

Attachment A Page 1 of 3

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 266 Loan Listing Base Preliminary Mortgage Loans (the “Sample 1 Mortgage Loans”) from the Base Preliminary Loan Listing File. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample 1 Mortgage Loans or the methodology they instructed us to use to select the Sample 1 Mortgage Loans from the Base Preliminary Loan Listing File.

2.	For each mortgage loan on the Base Preliminary Loan Listing File and Base Preliminary Data File, we compared the Redwood Loan Number, as shown on the Base Preliminary Loan Listing File, to the corresponding Redwood Loan Number, as shown on the Base Preliminary Data File, and noted that:
a.	All of the Loan Listing Base Preliminary Mortgage Loans included on the Base Preliminary Loan Listing File were included on the Base Preliminary Data File and
b.	No mortgage loans other than the Loan Listing Base Preliminary Mortgage Loans were included on the Base Preliminary Loan Listing File or Base Preliminary Data File.

3.	As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each Base Preliminary Mortgage Loan on the Preliminary Loan Listing File with the corresponding Redwood Loan Number, as shown on the Loan Listing File.

The Preliminary Loan Listing File, as appended, is hereinafter referred to as the “Updated Preliminary Loan Listing File.”

4.	For each mortgage loan on the Base Preliminary Data File and Updated Preliminary Loan Listing File, we compared the Redwood Loan Number, as shown on the Base Preliminary Data File, to the corresponding Redwood Loan Number, as shown on the Updated Preliminary Loan Listing File, and noted that:
a.	91 of the Base Preliminary Mortgage Loans included on the Updated Preliminary Loan Listing File were not included on the Base Preliminary Data File,
b.	28 of the Loan Listing Base Preliminary Mortgage Loans included on the Base Preliminary Data File were not included on the Updated Preliminary Loan Listing File (the “Removed Loan Listing Base Preliminary Mortgage Loans”) and
c.	13 of the Removed Loan Listing Base Preliminary Mortgage Loans were Sample 1 Mortgage Loans (the “Removed Sample 1 Mortgage Loans”).

The Removed Sample 1 Mortgage Loans were Redwood Loan Numbers 408010028, 408016233, 408018520, 408018668, 408018794, 408019083, 408019373, 408019377, 408019860, 408019880, 408019885, 408020095 and 408020317.

Attachment A Page 2 of 3

5.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 46 Base Preliminary Mortgage Loans (the “Sample 2 Mortgage Loans”) that were not Loan Listing Base Preliminary Mortgage Loans from the Updated Preliminary Loan Listing File. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample 2 Mortgage Loans or the methodology they instructed us to use to select the Sample 2 Mortgage Loans from the Updated Preliminary Loan Listing File.

6.	For each mortgage loan on the Updated Preliminary Loan Listing File and Loan Listing File, we compared the Redwood Loan Number, as shown on the Updated Preliminary Loan Listing File, to the corresponding Redwood Loan Number, as shown on the Loan Listing File, and noted that:
a.	One Base Preliminary Mortgage Loan included on the Updated Preliminary Loan Listing File was not included on the Loan Listing File,
b.	75 of the Preliminary Mortgage Loans included on the Loan Listing File were not included on the Updated Preliminary Loan Listing File (the “Added Preliminary Mortgage Loans”) and
c.	11 of the Added Preliminary Mortgage Loans were Removed Sample 1 Mortgage Loans (the “Removed and Added Sample 1 Mortgage Loans”).

The Removed and Added Sample 1 Mortgage Loans were Redwood Loan Numbers 408016233, 408018520, 408018794, 408019083, 408019373, 408019377, 408019860, 408019880, 408019885, 408020095 and 408020317.

7.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 26 Preliminary Mortgage Loans (the “Sample 3 Mortgage Loans”) that were not Loan Listing Base Preliminary Mortgage Loans or Base Preliminary Mortgage Loans from the Loan Listing File. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample 3 Mortgage Loans or the methodology they instructed us to use to select the Sample 3 Mortgage Loans from the Loan Listing File.

Attachment A Page 3 of 3

8.	As instructed by the Sponsor, on behalf of the Depositor, we:
a.	Deleted the Loan Listing Base Preliminary Mortgage Loans from the Base Preliminary Data File that were not Sample 1 Mortgage Loans and
b.	Combined the information on the Base Preliminary Data File with the information on the Additional Base Preliminary Data File 1 and Additional Base Preliminary Data File 2.

The Provided Data Files, as adjusted and combined as described in this Item 8., are hereinafter referred to as the “Preliminary Data File.” All of the mortgage loans on the Preliminary Data File were Sample Mortgage Loans and no mortgage loans other than the Sample Mortgage Loans were included on the Preliminary Data File.

9.	For each Sample Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Redwood Loan Number	Loan Number	Promissory Note	i.

Original principal balance	Original Loan Amount	Promissory Note

Original interest rate	Original Interest Rate	Promissory Note

Current monthly payment	Current Payment Amount Due	Promissory Note and recalculation	ii.

First payment date	First Payment Date of Loan	Promissory Note

Maturity date	Maturity Date	Promissory Note

Original term to maturity	Original Term to Maturity	Promissory Note and recalculation	iii.

Property state	State	Promissory Note

Property zip code	Postal Code	Promissory Note

Prepayment charge term	Prepayment Penalty Total Term	Promissory Note

Interest only term	Original Interest Only Term	Promissory Note

Occupancy status	Occupancy	Loan Application

Sale price (if applicable)	Sales Price	(a) Settlement Statement or (b) Settlement Statement, Escrow Holdback Approval Form and recalculation	iv.

Property type	Property Type	Appraisal

Exhibit 1 to Attachment A

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Loan purpose	Loan Purpose	(a) Loan Application and Settlement Statement or (b) Promissory Note, Settlement Statement, Credit Report and recalculation	v.

Appraisal value	Original Appraised Property Value	(a) Appraisal or (b) Appraisal, Promissory Note and recalculation	vi., vii.

Junior lien balance	Junior Mortgage Balance	Underwriting Summary or Loan Approval Worksheet	viii.

Original loan-to-value ratio	Original LTV	Recalculation	ix.

Combined loan-to-value ratio	Original CLTV	Recalculation	x.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the current monthly payment Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the current monthly payment using the “PMT” function in Microsoft Excel and the original principal balance, original interest rate and original term to maturity, all as shown in the Promissory Note (and in accordance with note iii., as applicable).

For the purpose of the comparison described in this note ii., the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $0.01 or less.

iii.	For the purpose of comparing the original term to maturity Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original term to maturity as the sum of:
(a)	The difference in months between the maturity date and first payment date, both as shown in the Promissory Note, and
(b)	1.

Exhibit 1 to Attachment A

Notes: (continued)

iv.	For the purpose of comparing the sale price (if applicable) Sample Characteristic for each Sample Mortgage Loan (except for the Sample Mortgage Loan with Redwood Loan Number 408018756), the Sponsor, on behalf of the Depositor, instructed us to use the Settlement Statement as the Source Document.

For the purpose of comparing the sale price (if applicable) Sample Characteristic for the Sample Mortgage Loan with Redwood Loan Number 408018756, the Sponsor, on behalf of the Depositor, instructed us to recalculate the sale price (if applicable) as the sum of the:

(a)	Sale price, as shown in the Settlement Statement, and
(b)	Swimming pool installation cost and new outdoor kitchen installation cost, both as shown in the Escrow Holdback Approval Form.

v.	For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan with a loan purpose of “First Time Home Purchase” or “Other-than-first-time Home Purchase,” as shown on the Preliminary Data File (each, a “Purchase Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the Loan Application and Settlement Statement as the Source Documents.

For each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan (each, a “Refinanced Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to calculate the “Amount to Borrower” as the difference between:

(a)	The original principal balance, as shown in the Promissory Note, and
(b)	The sum of:
(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced, as shown in the Settlement Statement,
(2)	If any secondary financing relating to the subject property is an installment loan, as shown in the Credit Report, the unpaid principal balance of the secondary financing relating to the subject property that is being repaid with the proceeds of the Refinanced Sample Mortgage Loan, as shown in the Settlement Statement, and
(3)	Settlement charges relating to the Refinanced Sample Mortgage Loan, as shown in the Settlement Statement.

For the purpose of comparing the loan purpose Sample Characteristic for each Refinanced Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to note agreement with:

(a)	“Cash-Out Refinance,” as shown on the Preliminary Data File, if the Amount to Borrower is greater than 1% of the original principal balance of the Refinanced Sample Mortgage Loan, as shown in the Promissory Note, or
(b)	“Rate/Term Refinance,” as shown on the Preliminary Data File, if the Amount to Borrower is less than or equal to 1% of the original principal balance of the Refinanced Sample Mortgage Loan, as shown in the Promissory Note.

Exhibit 1 to Attachment A

Notes: (continued)

vi.	For the purpose of comparing the appraisal value Sample Characteristic for each Sample

Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the lowest appraisal value for Sample Mortgage Loans that have more than one Appraisal (and in accordance with note vii., as applicable).

vii.	For the purpose of comparing the appraisal value Sample Characteristic for each Refinanced Sample Mortgage Loan with information in the corresponding Appraisal indicating that the related mortgaged property was purchased by the borrower within twelve months of the origination date of the Sample Mortgage Loan, as shown in the Promissory Note (each, a “Recently Purchased Refinanced Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to recalculate the appraisal value as the minimum of the:
(a)	Sale price related to the purchase of the related mortgage property by the borrower, as shown in the Appraisal, and
(b)	Appraisal value, as shown in the Appraisal (and in accordance with note vi., as applicable).

For the purpose of comparing the appraisal value Sample Characteristic for each Sample Mortgage Loan that is not a Recently Purchased Refinanced Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to use the appraisal value as shown in the Appraisal (and in accordance with note vi., as applicable).

viii.	For the purpose of comparing the junior lien balance Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, provided one or more of the indicated Source Documents. The Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information in at least one such Source Document. We performed no procedures to reconcile any differences that may exist between various Source Documents for the junior lien balance Sample Characteristic.

Exhibit 1 to Attachment A

Notes: (continued)

ix.	For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:
(a)	Dividing:
(1)	The original principal balance, as shown in the Promissory Note, by
(2)	Either:
(i)	In the case of a Purchase Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown in the Appraisal (and in accordance with notes vi. and vii.), and (B) the sale price (if applicable), as determined in accordance with note iv., or
(ii)	In the case of a Refinanced Sample Mortgage Loan, the appraisal value, as shown in the Appraisal (and in accordance with notes vi. and vii.) and
(b)	Truncating the value calculated in (a) to the second decimal place (xx.xx%).

x.	For the purpose of comparing the combined loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the combined loan-to-value ratio by:
(a)	Dividing:
(1)	The sum of:
(i)	The original principal balance, as shown in the Promissory Note, and
(ii)	The junior lien balance, if applicable, as shown in the Underwriting Summary or Loan Approval Worksheet (and in accordance with note viii.), by

(2)                Either:

(i)	In the case of a Purchase Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown in the Appraisal (and in accordance with notes vi. and vii.), and (B) the sale price (if applicable), as determined in accordance with note iv., or
(ii)	In the case of a Refinanced Sample Mortgage Loan, the appraisal value, as shown in the Appraisal (and in accordance with notes vi. and vii.) and
(b)	Truncating the value calculated in (a) to the second decimal place (xx.xx%).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Redwood		Preliminary
Loan Number	Sample Characteristic	Data File Value	Source Document Value

408015516	Appraisal value	$680,000.00	$665,000.00

408016233	Property type	Single Family Detached (non-PUD)	1 Family Attached

408017047	Property type	dPUD	PUD

408017084	Property type	PUD	dPUD

408017298	Appraisal value	$1,040,000.00	$1,100,000.00

408017315	Sale price (if applicable)	<REDACTED>	<REDACTED>

408017708	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

408017734	Property type	dPUD	PUD

408017994	Property type	Townhouse	1 Family Attached

408018261	Prepayment charge term	0	36

408018287	Property type	dPUD	PUD

408018290	Property type	dPUD	PUD

408018298	Property type	dPUD	PUD

408018342	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

408018607	Property type	PUD	dPUD

408019092	Property type	dPUD	PUD

408019188	Property type	dPUD	PUD

Exhibit 2 to Attachment A

Redwood		Preliminary
Loan Number	Sample Characteristic	Data File Value	Source Document Value

408019191	Property type	dPUD	PUD

408019377	Property type	dPUD	PUD

408019384	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

408019528	Property type	dPUD	PUD

408019544	Appraisal value	$833,000.00	$823,000.00
	Original loan-to-value ratio	79.03%	80.00%
	Combined loan-to-value ratio	79.03%	80.00%

408019547	Property type	dPUD	PUD

408019581	Appraisal value	$1,555,000.00	$1,550,000.00
	Original loan-to-value ratio	79.74%	80.00%
	Combined loan-to-value ratio	79.74%	80.00%

408019587	Property type	dPUD	PUD

408019594	Property type	dPUD	PUD

408019681	Property type	dPUD	PUD

408019810	Property type	Single Family Detached (non-PUD)	PUD

408019838	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

408019861	Property type	dPUD	PUD

408019880	Property type	dPUD	PUD

408019887	Property type	dPUD	PUD

Exhibit 2 to Attachment A

Redwood		Preliminary
Loan Number	Sample Characteristic	Data File Value	Source Document Value

408020314	Property type	dPUD	PUD

408020721	Sale price (if applicable)	<REDACTED>	<REDACTED>